Boston Partners Global Equity Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Australia - 0.7%
Sonic Healthcare Ltd.	160,226	$ 2,243,464

Belgium - 1.1%
Anheuser-Busch InBev SA	41,177	3,296,942

Bermuda - 1.6%
Everest Group Ltd.	4,153	1,345,697
Hiscox Ltd.	91,644	2,148,965
RenaissanceRe Holdings Ltd. (a)	5,114	1,433,710
		4,928,372

Denmark - 1.1%
Danske Bank AS	65,255	3,432,479

Finland - 1.5%
Nordea Bank Abp	237,583	4,552,786

France - 13.8%
Accor SA	21,526	1,172,478
Airbus Group SE	7,818	1,632,609
BNP Paribas SA	14,201	1,530,763
Bureau Veritas SA	89,682	2,712,638
Capgemini SE	20,991	2,493,830
Cie de Saint-Gobain SA	28,595	2,591,303
Cie Generale des Etablissements Michelin SCA (a)	71,058	2,593,699
Eiffage SA	17,875	2,586,999
Elis SA	114,592	3,613,868
Ipsen SA	10,730	1,960,038
Rexel SA	119,816	5,116,548
Sanofi SA	22,593	1,980,480
SPIE SA	80,976	4,604,661
TotalEnergies SE	45,212	3,967,024
Vallourec SACA	157,253	4,380,777
		42,937,715

Germany - 1.3%
Heidelberg Materials AG	10,916	2,415,217
Zalando SE (b)(c)	65,499	1,772,068
		4,187,285

Hong Kong - 1.1%
Prudential PLC	240,738	3,425,095

India - 1.1%
HDFC Bank Ltd. - ADR	142,470	3,387,936

Ireland - 6.8%
AIB Group PLC	356,800	4,198,782
CRH PLC	44,826	4,876,620
Glanbia PLC	149,325	3,633,237

Kerry Group PLC - Class A	36,375	3,116,565
Medtronic PLC	25,254	1,863,998
Ryanair Holdings PLC - ADR	57,115	3,471,450
		21,160,652

Italy - 3.0%
Enel SpA	106,867	1,199,173
Lottomatica Group SpA	114,050	3,368,563
Saipem SpA (a)	555,430	2,669,145
UniCredit SpA	23,498	2,028,086
		9,264,967

Japan - 4.9%
Fuji Electric Co. Ltd.	18,700	1,814,810
Mitsubishi UFJ Financial Group, Inc.	80,700	1,516,665
Renesas Electronics Corp.	102,400	2,850,582
Sugi Holdings Co. Ltd.	95,100	1,643,567
Sumitomo Mitsui Financial Group, Inc.	41,000	1,495,389
Suzuki Motor Corp.	268,500	3,325,121
Toyo Suisan Kaisha Ltd.	37,900	2,655,725
		15,301,859

Netherlands - 3.2%
ABN AMRO Bank NV	96,898	3,850,853
ING Groep NV	147,224	4,560,321
Koninklijke Ahold NV	34,733	1,465,338
		9,876,512

Portugal - 1.2%
Galp Energia SGPS SA	166,939	3,638,022

South Korea - 2.1%
DB Insurance Co. Ltd.	12,095	1,148,503
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,585	1,287,508
KB Financial Group, Inc.	14,430	1,445,694
KT Corp.	35,164	1,236,107
Samsung Fire & Marine Insurance Co. Ltd.	3,894	1,469,511
		6,587,323

Spain - 4.9%
Amadeus IT Group SA	59,055	3,767,229
Banco Bilbao Vizcaya Argentaria SA	202,191	4,722,502
Bankinter SA	174,203	2,926,722
Grifols SA	169,099	1,830,569
Naturgy Energy Group SA	60,532	2,005,038
		15,252,060

Sweden - 0.6%
Loomis AB	35,944	1,773,254

Switzerland - 1.6%
Glencore PLC	444,226	3,378,495
Sandoz Group AG	18,063	1,518,892
		4,897,387

United Kingdom - 10.7%
Admiral Group PLC	59,163	2,617,864

Aon PLC - Class A	8,046	2,543,019
AstraZeneca PLC	21,077	3,913,232
Coca-Cola Europacific Partners PLC (a)	18,765	1,701,798
Hikma Pharmaceuticals PLC	127,542	2,528,763
IMI PLC	80,645	3,012,556
Informa PLC	321,898	3,497,237
Marks & Spencer Group PLC	494,599	2,361,955
NatWest Group PLC	572,968	4,608,207
Shell PLC	78,708	3,325,819
Tesco PLC	315,268	1,827,453
Weir Group PLC	39,503	1,299,191
		33,237,094

United States - 35.3% (d)
AbbVie, Inc.	14,606	3,180,018
Acuity, Inc. (a)	9,009	2,748,736
Allstate Corp.	12,210	2,516,359
Amgen, Inc.	6,763	2,277,711
Bank of America Corp.	69,354	3,578,666
Brink's Co.	16,236	1,688,869
Cactus, Inc. - Class A (a)	14,880	863,635
CDW Corp.	16,195	2,031,663
Cencora, Inc.	4,177	1,125,117
Charles Schwab Corp.	21,125	1,845,269
Cheniere Energy, Inc.	6,111	1,374,119
Chubb Ltd.	7,433	2,317,089
Cigna Group	12,371	3,431,715
ConocoPhillips	20,641	2,352,661
Cummins, Inc.	2,260	1,461,384
CVS Health Corp.	41,723	3,795,959
Diamondback Energy, Inc.	11,428	2,188,233
DuPont de Nemours, Inc.	28,243	1,367,526
East West Bancorp, Inc.	16,802	2,058,917
Eastman Chemical Co.	27,271	2,069,051
FedEx Corp.	4,228	1,740,879
Fifth Third Bancorp	43,807	2,187,283
Flowserve Corp.	30,557	2,307,359
Freeport-McMoRan, Inc.	55,742	3,662,807
GE HealthCare Technologies, Inc. (a)	41,954	2,615,412
Gen Digital, Inc.	140,297	3,618,260
Goldman Sachs Group, Inc.	2,246	2,303,408
Huntington Bancshares, Inc.	126,808	2,074,579
IQVIA Holdings, Inc. (b)	9,226	1,681,069
JPMorgan Chase & Co.	9,222	2,760,237
Labcorp Holdings, Inc.	16,576	4,310,755
Leidos Holdings, Inc.	7,170	916,326
LPL Financial Holdings, Inc.	6,128	1,677,663
M&T Bank Corp.	10,273	2,220,098
Marathon Petroleum Corp.	6,061	1,507,795
Markel Group, Inc. (b)	1,114	2,022,567
NetApp, Inc.	13,509	2,354,484
Range Resources Corp.	63,701	2,481,154
SLB Ltd.	50,920	2,777,686
Tenet Healthcare Corp. (b)	14,032	2,460,090
Textron, Inc.	40,385	3,705,728
T-Mobile US, Inc.	17,508	3,283,275
United Rentals, Inc.	3,274	3,259,824
US Foods Holding Corp. (a)(b)	16,732	1,369,514
Walt Disney Co.	39,445	4,016,684

Zebra Technologies Corp. - Class A (b)	7,584		1,847,690
			109,435,323
TOTAL COMMON STOCKS (Cost $231,137,728)			302,816,527

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.2%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (e)	12,976,317		12,976,317
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $12,976,317)			12,976,317

TOTAL INVESTMENTS - 101.8% (Cost $244,114,045)			315,792,844
Liabilities in Excess of Other Assets - (1.8)%		(0.01770)	(5,491,163)
TOTAL NET ASSETS - 100.0%			$ 310,301,681

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt LLC – Limited Liability Company PLC – Public Liability Company

(a)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $12,592,351.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $1,772,068 or 0.6% of the Fund’s net assets.

(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(e)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Boston Partners Global Equity Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 140,605,921	$ 162,210,606	$ –	$ 302,816,527
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	12,976,317
Total Investments	$ 140,605,921	$ 162,210,606	$ –	$ 315,792,844

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.